UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

Your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market asawhole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2021. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Core Plus VIT Portfolio

Performance review

For the six months ended June 30, 2021, Class I shares of Western Asset Core Plus VIT Portfolio1 returned -1.77%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned -1.60%, for the same period. The Lipper Variable Core Plus Bond Funds Category Averageii returned -0.94% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio:
Class I	-1.77%
Class II	-1.77%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Lipper Variable Core Plus Bond Funds Category Average	-0.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class I and Class II shares were 2.00% and 1.75%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.59% and 0.83%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54% for Class I shares and 0.79% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Western Asset Core Plus VIT Portfolio	III

Performance review (cont’d)

In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation, and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed or mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and the possibility of loss. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Core Plus VIT Portfolio

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 49 funds in the Portfolio’s Lipper category.

Western Asset Core Plus VIT Portfolio	V

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	-1.77%	$1,000.00	$982.30	0.54%	$2.65	Class I	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class II	-1.77	1,000.00	982.30	0.79	3.88	Class II	5.00	1,000.00	1,020.88	0.79	3.96

2	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.0%
Communication Services — 3.5%
Diversified Telecommunication Services — 1.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	200,000	$208,236	(a)
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	144,919
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	59,592
AT&T Inc., Senior Notes	2.250%	2/1/32	20,000	19,651
AT&T Inc., Senior Notes	3.100%	2/1/43	260,000	255,278
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	78,258
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	297,424	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	43,298
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	99,000	107,621
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	30,000	29,688
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	50,000	50,447
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	159,529
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	21,549
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	81,732
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	167,651
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	57,168
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	64,838
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	76,724
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	245,493
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	95,714
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	210,340
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	183,183
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	11,375
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	59,147
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	129,600
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	14,022
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	100,000	123,937
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	46,055
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	257,127
Total Diversified Telecommunication Services				3,299,596
Entertainment — 0.0%††
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	75,437
Interactive Media & Services — 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,815
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	38,916
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	37,972

See Notes to Financial Statements.

4	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Alphabet Inc., Senior Notes	2.050%	8/15/50	80,000	$70,753
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	380,000	408,142	(a)
Total Interactive Media & Services				575,598
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,425	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	220,000	228,737
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	306,060
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	90,655
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	118,273
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	280,000	344,566
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	34,521
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	44,268
Comcast Corp., Senior Notes	3.100%	4/1/25	10,000	10,811
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	32,737
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	201,798
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	87,109
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	44,111
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	312,751
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	55,241
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	58,890
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	10,653
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,290
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	10,686
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	11,747
Comcast Corp., Senior Notes	4.700%	10/15/48	20,000	25,830
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	194,660

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	3.450%	2/1/50	40,000	$43,266
Comcast Corp., Senior Notes	2.800%	1/15/51	30,000	28,915
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	64,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	34,013
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	59,321	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	51,814
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	130,000	177,515
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	14,623
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	116,757
Total Media				2,836,543
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	201,478	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	40,000	60,850
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	47,575
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	20,175
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	59,325
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	49,688
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	60,000	62,148
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	70,000	72,506	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	430,000	467,221
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	22,148
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	20,000	20,359
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	190,000	213,037
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	50,000	50,700
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	20,000	19,803
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	100,000	116,421
Total Wireless Telecommunication Services				1,483,434
Total Communication Services				8,270,608
Consumer Discretionary — 2.7%
Automobiles — 0.9%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	20,040	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	31,913
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	440,475
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	33,052
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	71,070

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	790,000	$797,391
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	260,000	277,818	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	374,038	(a)
Total Automobiles				2,045,797
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	77,511	(a)
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	30,000	30,349	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	30,413	(a)(b)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	29,663	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	52,776	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	32,540	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	29,665	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	31,357
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	31,501
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	375,282
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	65,224
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	10,206
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	166,756
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	22,106
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	99,829
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	281,373
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	11,103
McDonald’s Corp., Senior Notes	4.200%	4/1/50	90,000	108,791
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	214,344
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	81,040	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	209,126	(a)
Total Hotels, Restaurants & Leisure				1,913,444

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	47,000	$49,365
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	11,164
Total Household Durables				60,529
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	100,239
Amazon.com Inc., Senior Notes	1.200%	6/3/27	120,000	119,707
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	143,717
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	58,703
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	50,874
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	71,668
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	67,912
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	109,993
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	85,239
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	25,671
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	330,960	(a)
Total Internet & Direct Marketing Retail				1,164,683
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,439
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	63,976
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	11,658
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	76,833
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	11,893
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	199,355
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	47,376
Total Specialty Retail				411,091
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,612	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	50,000	53,087	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	54,062	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	12,000	12,276
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	75,522
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	87,045
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	43,983
NIKE Inc., Senior Notes	3.375%	3/27/50	170,000	191,866
Total Textiles, Apparel & Luxury Goods				528,453
Total Consumer Discretionary				6,211,947

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 1.9%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	360,000	$397,787
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	180,000	228,234
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	79,750
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	107,307
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	44,536
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	119,238
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	140,000	170,666
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	66,872
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	90,968
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	38,660
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	100,894
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,514
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	10,753
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	78,779
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	31,062
PepsiCo Inc., Senior Notes	3.625%	3/19/50	20,000	23,455
PepsiCo Inc., Senior Notes	3.875%	3/19/60	20,000	24,728
Total Beverages				1,624,203
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	88,905
Walmart Inc., Senior Notes	3.400%	6/26/23	30,000	31,792
Walmart Inc., Senior Notes	3.550%	6/26/25	30,000	33,096
Walmart Inc., Senior Notes	3.700%	6/26/28	170,000	193,643
Total Food & Staples Retailing				347,436
Food Products — 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	229,498	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	20,076
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	20,000	22,742
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	24,594
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	14,401
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	36,702
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	99,501

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	$79,452
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	60,829
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	40,000	52,027
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	72,450	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	162,969
Total Food Products				875,241
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	21,691
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	55,212
Total Household Products				76,903
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	20,928
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,000	36,224
Altria Group Inc., Senior Notes	4.800%	2/14/29	63,000	73,086
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	106,501
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	39,821
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	294,826
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	160,716
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	191,772
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	81,522	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,308
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	92,396
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	143,792
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	60,808
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	39,869
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	11,899
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	98,110
Total Tobacco				1,482,578
Total Consumer Staples				4,406,361
Energy — 5.5%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,425

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Energy Equipment & Services — continued
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	$23,575
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	12,204
Total Energy Equipment & Services				40,204
Oil, Gas & Consumable Fuels — 5.5%
Apache Corp., Senior Notes	4.375%	10/15/28	100,000	106,589
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	167,800
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	10,419
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	88,295
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	84,735
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	21,585
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	142,297
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	67,322
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	170,000	164,677
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	43,598
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	110,000	120,419
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	21,340	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	110,000	118,245	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	50,000	52,813	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	92,252
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	32,536
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	41,312
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	10,367
Chevron USA Inc., Senior Notes	3.850%	1/15/28	40,000	45,620
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	11,086
Chevron USA Inc., Senior Notes	6.000%	3/1/41	40,000	58,607
Chevron USA Inc., Senior Notes	4.950%	8/15/47	30,000	40,515
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,888
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	190,000	209,656
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	110,000	125,173
ConocoPhillips, Senior Notes	3.750%	10/1/27	50,000	56,243	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	140,000	162,649	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	10,434
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	42,350
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	133,091
Continental Resources Inc., Senior Notes	4.900%	6/1/44	10,000	11,338

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	$23,516	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	79,790	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	117,484
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	44,012	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	284,858
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	33,967
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	164,764
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	30,000	31,707
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	32,181
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	21,428
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	418,372
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	70,000	70,717	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	73,705
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	46,305
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	35,463
Energy Transfer LP, Senior Notes	3.750%	5/15/30	230,000	250,067
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	11,567
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	11,876
Energy Transfer LP, Senior Notes	6.250%	4/15/49	270,000	354,903
Energy Transfer LP, Senior Notes	5.000%	5/15/50	20,000	23,161
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	241,676
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	32,392
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	210,000	222,028
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	30,771
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	12,247
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	12,345
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	46,216
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	42,994
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	44,697

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	$33,799
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	23,700
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	104,276
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	160,077
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	30,675
EQT Corp., Senior Notes	7.625%	2/1/25	10,000	11,678
EQT Corp., Senior Notes	3.900%	10/1/27	30,000	32,175
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	10,225
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	220,000	236,104
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	43,445
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	89,904
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	47,266
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,433
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	190,000	207,223
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	239,540	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	21,111
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	11,001
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	12,565
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	66,832
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	45,686
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	86,152
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	168,573
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	20,878	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,744
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	137,874
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	163,069
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	103,781
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	112,996
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	160,000	163,800
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	11,078
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	92,277
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	49,696
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	10,049
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	90,159
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	167,567

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	$79,300
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	68,496
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	35,723
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	28,853
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	65,275
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	46,815
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,256,035
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	296,106
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	35,805
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	100,160
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	164,122
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	19,813
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	90,000	88,316
Qatar Petroleum, Senior Notes	2.250%	7/12/31	210,000	207,768	(a)(b)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	200,000	200,000	(a)(b)
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	117,247
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	41,450
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	123,504
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	151,342
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	85,345
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	12,482
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	196,513
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	46,917
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	85,240
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	71,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	22,020

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	50,000	$54,193	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	10,300	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	110,000	114,226	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	70,000	74,055
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	21,426
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	230,000	258,260
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	10,000	10,926
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	50,000	58,031
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	30,000	29,857	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	111,340
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	52,085
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	70,000	77,820
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	43,719
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	41,607
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	222,671
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	48,731
Total Oil, Gas & Consumable Fuels				12,824,229
Total Energy				12,864,433
Financials — 10.6%
Banks — 8.0%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	490,000	400,881	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	211,720
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	421,705
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	93,955
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	165,332
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	200,013
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	299,181	(d)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	$334,807	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	938,349	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	199,669	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	143,254	(d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	58,227	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	124,887	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	180,000	215,523	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	197,323	(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	142,732
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	45,452
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	210,000	237,276
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	165,168
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	33,111	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	80,860
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	202,319
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	230,778	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	206,263	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	393,042	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	225,831	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	80,740

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	$65,198
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	67,674
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	21,564	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	64,077
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	186,989
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	91,924	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	545,387	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	74,952	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	128,570	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	21,092
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	11,176
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	90,432
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	754,607
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	191,671
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	17,590
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	89,251
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	426,574
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	279,350
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	255,019	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	204,657	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	200,992	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	212,999	(a)(d)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	244,854
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	230,000	236,531	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	280,046	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,247	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	208,311	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	511,642	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	$244,786	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	250,000	258,615	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	82,390	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	197,475	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	41,344	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	330,898	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	237,557	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	161,012	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	70,218	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	65,434
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	57,038
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	39,828
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	218,904	(d)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	214,817	(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	112,137
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	140,000	143,081
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	80,470
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	77,735
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	240,000	240,162
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	203,101	(a)

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	$151,098
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	80,619
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	443,323	(a)
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	184,171
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	64,549
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	205,088
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	242,102
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	155,792	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	307,631	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	770,000	1,056,933	(d)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	56,202
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	68,447
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	271,894
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	385,969
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	48,361
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	215,569
Total Banks				18,751,524
Capital Markets — 2.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	51,367
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	267,854
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	281,207	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	283,307
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	200,000	200,698
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	104,362
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	43,279
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	205,498
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	100,000	108,540
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	108,828
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	149,126
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	60,000	78,584
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	165,726	(d)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	$179,134	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	296,729	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	10,000	10,475	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	111,866
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	277,100
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	187,702
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	330,000	342,795	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	301,668	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	258,310	(d)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	202,260	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	385,681	(a)(c)(d)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	339,824	(a)
Total Capital Markets				4,941,920
Diversified Financial Services — 0.2%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	31,756
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	7,000	7,327	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	10,514	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	54,995	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	151,876	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	108,528	(e)(f)
Total Diversified Financial Services				364,996
Insurance — 0.3%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	42,242
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	143,389

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	$186,704
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	30,119	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	60,114	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	30,212	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	12,149	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	299,704	(a)
Total Insurance				804,633
Total Financials				24,863,073
Health Care — 3.1%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	307,989
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	21,463
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	369,201
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	186,048
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	98,256
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	75,296
AbbVie Inc., Senior Notes	3.200%	11/21/29	190,000	206,507
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	12,004
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	37,476
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	54,228
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	55,149
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	63,520
Total Biotechnology				1,487,137
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	97,170
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	103,163
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	54,852
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	150,000	160,763
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	33,780
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	9,973
Medtronic Inc., Senior Notes	3.500%	3/15/25	50,000	54,915
Total Health Care Equipment & Supplies				514,616

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 1.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	$31,234
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	93,078
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	53,975
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	100,823
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,463	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	11,010
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	10,467
Cigna Corp., Senior Notes	3.750%	7/15/23	69,000	73,503
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	78,489
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	186,226
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	61,665
CVS Health Corp., Senior Notes	3.700%	3/9/23	35,000	36,868
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	176,719
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	33,264
CVS Health Corp., Senior Notes	4.300%	3/25/28	350,000	402,406
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	100,847
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	23,257
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	195,418
CVS Health Corp., Senior Notes	5.050%	3/25/48	140,000	182,180
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	22,585
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	92,160
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	118,625
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	10,660
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	34,350
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	34,752
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	45,249
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	39,139
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	22,408
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	359,435
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	60,747
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,270
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	31,829
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	44,412
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	20,207
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	46,102
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	30,268
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	24,869
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	25,603
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	114,753

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	$59,438
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	10,345
Total Health Care Providers & Services				3,120,098
Pharmaceuticals — 0.9%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	89,127	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	20,494	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	10,273	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	100,000	100,247
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	112,369
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	75,765
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	10,000	11,140
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	175,747
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	100,965
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	84,000	115,074
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	49,571
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	108,048
Johnson & Johnson, Senior Notes	2.100%	9/1/40	100,000	95,125
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	48,728
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	120,462
Pfizer Inc., Senior Notes	2.625%	4/1/30	90,000	95,965
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	69,822
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	10,000	10,038
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	100,805
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	180,000	179,973
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	149,661
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	323,850
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	14,395
Total Pharmaceuticals				2,177,644
Total Health Care				7,299,495
Industrials — 2.8%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	4.875%	5/1/25	270,000	302,666
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	111,069
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	21,162

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	$41,383
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	52,030
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	136,564
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	272,574
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	142,012
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	20,573
Boeing Co., Senior Notes	5.705%	5/1/40	100,000	128,977
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	82,665
Boeing Co., Senior Notes	5.805%	5/1/50	240,000	323,722
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	13,835
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	21,684
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	21,938
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,258
General Dynamics Corp., Senior Notes	4.250%	4/1/50	40,000	51,450
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	30,000	39,600
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,380
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	66,346
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	37,578
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	159,995
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	196,800
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	130,000	182,890
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	42,980
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	89,009
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	80,594
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	71,191
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	180,000	224,423
Total Aerospace & Defense				2,958,348
Airlines — 0.6%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	60,000	60,856
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	31,151
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	61,086
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	117,413
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	540,000	630,544	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	96,758	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	89,005	(a)

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	$99,203	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	67,980	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	60,000	62,175	(a)
United Airlines Pass-Through Trust	5.375%	8/15/21	16,101	16,183
United Airlines Pass-Through Trust	4.750%	4/11/22	41,039	41,731
United Airlines Pass-Through Trust	4.625%	9/3/22	34,293	35,084
Total Airlines				1,409,169
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	10,629
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	183,245
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	179,466
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	52,203	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	84,012
Total Commercial Services & Supplies				498,926
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	227,166
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	23,905
Total Electrical Equipment				251,071
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	80,000	84,108
3M Co., Senior Notes	3.050%	4/15/30	20,000	21,994
3M Co., Senior Notes	3.700%	4/15/50	100,000	118,080
General Electric Co., Senior Notes	3.450%	5/1/27	20,000	21,998
General Electric Co., Senior Notes	3.625%	5/1/30	40,000	44,644
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	83,231
General Electric Co., Senior Notes	6.875%	1/10/39	59,000	88,482
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	61,139
Total Industrial Conglomerates				523,676
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	11,049
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	121,165
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	41,581
Total Machinery				173,795

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	$77,644
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	197,694	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	205,502
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	44,205
Total Road & Rail				525,045
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	50,000	53,749
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	21,040
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	21,235
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	109,672
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	70,000	71,312
Total Trading Companies & Distributors				277,008
Total Industrials				6,627,667
Information Technology — 1.8%
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	213,235
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	24,204
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	80,000	81,445
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	71,894
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	164,193
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	167,132
Total IT Services				722,103
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	4.700%	4/15/25	200,000	225,443
Broadcom Inc., Senior Notes	3.150%	11/15/25	170,000	182,315
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	44,239
Intel Corp., Senior Notes	4.750%	3/25/50	90,000	119,788
Micron Technology Inc., Senior Notes	2.497%	4/24/23	80,000	82,760
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	151,695
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	125,004
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	339,386
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	82,880

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
NXP BV/NXP Funding LLC/NXP USA Inc.,
Senior Notes	2.700%	5/1/25	50,000	$52,780	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	49,787
Total Semiconductors & Semiconductor Equipment				1,456,077
Software — 0.8%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	150,036
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	212,493
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	211,566
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	75,017
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	181,336
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	244,898
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	5,798
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	108,323
Microsoft Corp., Senior Notes	2.921%	3/17/52	5,000	5,316
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	7,946
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	44,911
Oracle Corp., Senior Notes	1.650%	3/25/26	220,000	223,115
Oracle Corp., Senior Notes	2.875%	3/25/31	240,000	249,817
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,469
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	34,212
Total Software				1,807,253
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	1.550%	8/4/21	10,000	10,001
Apple Inc., Senior Notes	1.125%	5/11/25	200,000	202,435
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	106,476
Total Technology Hardware, Storage & Peripherals				318,912
Total Information Technology				4,304,345
Materials — 1.4%
Chemicals — 0.2%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	202,450	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	302,262	(a)
Total Chemicals				504,712
Metals & Mining — 1.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	323,617	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	261,585
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	231,747
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,887

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	$32,891
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	110,000	134,603
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	20,579	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	63,854	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	151,016	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	142,580	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	88,760	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	77,198	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	577,431
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	12,812
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	204,422
Total Metals & Mining				2,333,982
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	210,000
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	100,000	99,162	(b)
Total Paper & Forest Products				309,162
Total Materials				3,147,856
Utilities — 0.7%
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	136,727
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	110,000	149,758
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	220,000	232,303
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,357
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	200,000	217,722
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	329,066
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	150,000	180,263
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	130,000	129,954
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	38,891
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	50,000	46,935
Total Electric Utilities				1,490,976

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	$44,017
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	22,757
Total Multi-Utilities				66,774
Total Utilities				1,557,750
Total Corporate Bonds & Notes (Cost — $73,329,769)				79,553,535
U.S. Government & Agency Obligations — 20.6%
U.S. Government Obligations — 20.6%
U.S. Treasury Bonds	1.125%	8/15/40	2,100,000	1,807,312
U.S. Treasury Bonds	1.375%	11/15/40	240,000	215,681
U.S. Treasury Bonds	1.875%	2/15/41	690,000	675,661
U.S. Treasury Bonds	2.250%	5/15/41	70,000	72,855
U.S. Treasury Bonds	2.000%	2/15/50	880,000	864,806
U.S. Treasury Bonds	1.250%	5/15/50	3,610,000	2,948,778
U.S. Treasury Bonds	1.375%	8/15/50	5,400,000	4,553,930
U.S. Treasury Bonds	1.625%	11/15/50	2,590,000	2,326,953
U.S. Treasury Bonds	1.875%	2/15/51	3,180,000	3,035,906
U.S. Treasury Bonds	2.375%	5/15/51	1,000,000	1,067,891
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,985
U.S. Treasury Notes	0.250%	5/31/25	400,000	393,359
U.S. Treasury Notes	0.250%	6/30/25	390,000	383,160
U.S. Treasury Notes	0.250%	9/30/25	40,000	39,166
U.S. Tre8asury Notes	0.250%	10/31/25	50,000	48,895
U.S. Treasury Notes	0.375%	1/31/26	1,540,000	1,509,380
U.S. Treasury Notes	0.750%	3/31/26	310,000	308,656
U.S. Treasury Notes	0.750%	4/30/26	2,300,000	2,288,590
U.S. Treasury Notes	0.750%	5/31/26	1,900,000	1,889,312
U.S. Treasury Notes	0.625%	11/30/27	1,540,000	1,491,033
U.S. Treasury Notes	0.625%	12/31/27	2,090,000	2,021,014
U.S. Treasury Notes	0.750%	1/31/28	3,590,000	3,495,903
U.S. Treasury Notes	1.250%	3/31/28	1,540,000	1,546,316
U.S. Treasury Notes	1.250%	4/30/28	7,350,000	7,374,117
U.S. Treasury Notes	1.250%	5/31/28	1,910,000	1,915,073
U.S. Treasury Notes	1.250%	6/30/28	2,670,000	2,674,380
U.S. Treasury Notes	0.625%	5/15/30	200,000	186,977
U.S. Treasury Notes	1.625%	5/15/31	2,430,000	2,467,589
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	526,927
Total U.S. Government & Agency Obligations (Cost — $49,715,093)				48,139,605

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 15.9%
FHLMC — 4.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-9/1/50	784,907	$832,105
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 5/1/50	751,443	807,873
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38	935,398	1,029,917
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41- 3/1/50	628,147	694,148
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-6/1/51	1,682,314	1,703,178
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50-2/1/51	482,968	503,425
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/51	295,627	286,625
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	2,354,556	2,585,696
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	445,972	482,029
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	2,033,004	2,169,949
Total FHLMC				11,094,945
FNMA — 8.2%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	58,388	65,157
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	97,688	103,217
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/51	2,313,419	2,473,871
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-11/1/50	3,819,963	4,043,884
Federal National Mortgage Association (FNMA)	2.000%	7/1/36- 7/1/51	2,700,000	2,752,453	(g)
Federal National Mortgage Association (FNMA)	2.500%	7/1/36- 8/1/51	1,300,000	1,346,321	(g)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/51	2,281,920	2,375,508
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,323,203	1,463,498
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	45,485	54,008

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	1,562,661	$1,723,248
Federal National Mortgage Association (FNMA)	5.000%	8/1/48-3/1/50	834,780	916,488
Federal National Mortgage Association (FNMA)	2.000%	1/1/51- 4/1/51	1,675,682	1,695,633
Federal National Mortgage Association (FNMA)	2.500%	5/1/51	100,000	103,983	(b)
Total FNMA				19,117,269
GNMA — 3.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	138,528	146,236
Government National Mortgage Association (GNMA)	3.500%	5/15/50	89,384	95,227
Government National Mortgage Association (GNMA) II	3.000%	3/20/45- 1/20/50	316,079	331,563
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/47	1,481,086	1,576,883
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	1,176,310	1,268,781
Government National Mortgage Association (GNMA) II	4.500%	8/20/47- 4/20/49	1,276,905	1,370,129
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	176,164	190,195
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	390,505	398,315
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	196,454	204,966
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	500,000	517,461	(g)
Government National Mortgage Association (GNMA) II	3.000%	7/1/51	800,000	834,766	(g)
Total GNMA				6,934,522
Total Mortgage-Backed Securities (Cost — $36,442,647)				37,146,736
Sovereign Bonds — 10.9%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763	14,394
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	445,677	160,760

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	194,523		$62,055
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.500%)	0.125%	7/9/41	380,000		136,230
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		71,202	*(a)(h)
Total Argentina					444,641
Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,348,000	BRL	1,325,146
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,959,000	BRL	415,834
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	661,000	BRL	140,953
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		216,483
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		517,535
Total Brazil					2,615,951
China — 1.4%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	239,088	(i)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,196,008	(i)
China Government Bond, Senior Notes	3.290%	5/23/29	12,000,000	CNY	1,881,869
Total China					3,316,965
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	200,000		195,300
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		272,592
Total Colombia					467,892
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		210,505	(a)
Indonesia — 1.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		400,688	(i)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	500,000		569,013

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		$304,959
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	1,012,034
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	1,145,474
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	167,599
Total Indonesia					3,599,767
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		213,738
Italy — 1.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	2,200,000	EUR	2,629,897	(i)
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		220,458	(i)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		525,032	(a)
Mexico — 2.3%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	112,116
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	3,044,799
Mexican Bonos, Senior Notes	7.750%	11/13/42	34,000,000	MXN	1,754,858
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	430,000		462,880
Total Mexico					5,374,653
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		212,578	(a)
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		201,821
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		165,527
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		239,620

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		$425,726	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	200,000		243,894	(a)
Total Qatar					669,620
Russia — 1.6%
Russian Federal Bond — OFZ	7.000%	8/16/23	39,550,000	RUB	544,008
Russian Federal Bond — OFZ	8.150%	2/3/27	7,520,000	RUB	108,747
Russian Federal Bond — OFZ	7.050%	1/19/28	67,452,000	RUB	929,200
Russian Federal Bond — OFZ	6.900%	5/23/29	62,801,000	RUB	855,631
Russian Federal Bond — OFZ	7.650%	4/10/30	43,880,000	RUB	624,713
Russian Federal Bond — OFZ	7.700%	3/16/39	37,190,000	RUB	538,344
Total Russia					3,600,643
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	760,000		781,645	(a)
Total Sovereign Bonds (Cost — $26,034,538)					25,490,953
Collateralized Mortgage Obligations (j) —8.4%
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. USD LIBOR + 2.827%)	2.900%	9/15/34	410,000		400,834	(a)(d)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000		704,571
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000		210,101
Bank, 2017-BNK7 XA, IO	0.906%	9/15/60	3,172,593		115,498	(d)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000		362,415	(a)(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000		524,565	(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.123%	11/15/35	238,000		238,461	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	0.634%	5/25/35	158,725		144,216	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.342%	8/25/35	367,852		378,671	(a)(d)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.392%	8/25/35	401,380		415,259	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.973%	11/15/37	589,794		593,729	(a)(d)
CORE Mortgage Trust, 2019-CORE A (1 mo. USD LIBOR + 0.880%)	0.953%	12/15/31	80,472		80,600	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.458%	6/15/50	500,000		521,765	(d)

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	$497,775	(a)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	280,453	284,346	(a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	104,811	104,690	(a)(d)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	126,205	126,126	(a)(d)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.432%	7/15/32	800,000	660,553	(a)(d)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	472,635	484,754	(a)(d)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/21	480,000	472,024	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.836%	7/25/47	252,949	255,221	(a)(d)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	99,745	101,730	(a)(d)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	127,858	127,684	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.437%	7/25/26	1,039,311	57,573	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.447%	7/25/35	139,897	20,541	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.357%	2/15/37	1,978,901	404,995	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	87,338	12,095
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	189,798	28,843
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	96,153	15,144
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	96,393	12,584
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.940%	2/15/38	33,790	1,969	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.542%	10/25/29	460,000	481,097	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.692%	12/25/42	670,000	686,928	(d)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.942%	2/25/50	250,000	$252,318	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.818%	1/25/51	120,000	120,762	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.318%	8/25/33	110,000	112,994	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.342%	1/25/29	308,409	322,221	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.242%	10/25/30	341,619	346,144	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.342%	1/25/31	200,000	209,525	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.142%	1/25/40	109,768	110,336	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.530%	2/25/43	82,475	92,358	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	97,952	108,787	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	199,862	218,698	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.532%	8/25/55	296,855	12,696	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	102,018	94,345
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	92,590	14,431
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	29,185	29,336	(a)(d)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	486,823	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.957%	3/20/42	476,954	106,272	(d)

See Notes to Financial Statements.

36	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.525%	4/16/42	261,507	$64,254	(d)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.234%	10/16/54	4,057,831	67,355	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.756%	11/16/47	55,640	58,141	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.131%	6/16/48	9,585	10,241	(d)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.562%	8/16/54	841,038	19,219	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	168,716	25,922
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,210,691	214,210
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.025%	10/16/46	297,471	84,989	(d)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	14,056	14,419
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	96,938	13,267
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	97,061	13,450
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	97,168	13,395
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	195,191	26,543
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	0.607%	6/20/69	257,280	259,770	(d)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.243%	5/20/70	189,229	199,495	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.343%	4/20/70	83,842	86,674	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.382%	9/15/31	530,000	492,543	(a)(d)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	2.582%	9/15/31	530,000	409,123	(a)(d)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
GS Mortgage Securities Trust, 2021-ROSS A (1 mo. USD LIBOR + 1.150%)	1.223%	5/15/26	290,000	$290,625	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.823%	5/15/28	128,833	117,502	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	212,047
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	26,707	27,203	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	93,099	94,683	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	151,089	152,797	(a)(d)
MHC Trust, 2021-MHC2 A (1 mo. USD LIBOR + 0.850%)	0.923%	5/15/23	110,000	110,391	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	503	503
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.470%	12/12/49	21,910	12,686	(d)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.923%	11/15/34	281,410	281,585	(a)(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	266,662	(d)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.473%	5/15/36	330,000	322,875	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.897%	4/26/47	67,113	67,211	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.897%	4/26/47	730,000	732,993	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	0.356%	4/26/47	50,773	51,259	(a)(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	10/8/21	330,000	330,291	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	555,485	591,498	(a)(d)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	330,795	354,841	(a)(d)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	253,191	(a)(d)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	99,378	103,705	(a)(d)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	0.236%	7/26/37	59,048	59,519	(a)(d)

See Notes to Financial Statements.

38	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Onslow Bay Mortgage Loan Trust, 2021-NQM2 A1	1.101%	5/25/61	310,000	$310,731	(a)(d)
Onslow Bay Mortgage Loan Trust, 2021-NQM2 A3	1.563%	5/25/61	120,000	120,394	(a)(d)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.223%	5/15/38	140,000	140,521	(a)(d)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	213,242	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	57,434	58,513	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.397%	3/15/50	2,143,328	123,704	(d)
Total Collateralized Mortgage Obligations (Cost — $19,697,196)				19,639,585
Senior Loans — 5.9%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	60,000	60,206	(d)(k)(l)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.854%	3/1/27	235,410	232,321	(d)(k)(l)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/9/27	140,000	138,629	(d)(k)(l)
Total Diversified Telecommunication Services				431,156
Entertainment — 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.854%	2/15/24	49,707	49,376	(d)(k)(l)
Interactive Media & Services — 0.0%††
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	129,675	129,168	(d)(k)(l)
Media — 0.8%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	299,721	299,517	(d)(k)(l)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	39,398	39,137	(d)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	5/1/26	182,253	180,943	(d)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.592%	9/18/26	271,966	271,626	(d)(k)(l)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.871%	1/31/26	128,504	$127,701	(d)(k)(l)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.604%	12/17/26	108,306	107,930	(d)(k)(l)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	282,456	283,233	(d)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.573%	1/31/28	280,000	277,856	(d)(k)(l)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.573%	4/30/28	200,000	198,306	(d)(k)(l)
Total Media				1,786,249
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, Term Loan	—	1/15/26	40,000	39,519	(m)
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.573%	4/15/27	39,500	39,224	(d)(k)(l)
Total Wireless Telecommunication Services				78,743
Total Communication Services				2,474,692
Consumer Discretionary — 1.1%
Auto Components — 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.354%	4/30/26	205,632	204,176	(d)(k)(l)
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.850%	12/6/25	29,250	29,276	(d)(k)(l)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	206,651	206,672	(d)(k)(l)
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	11/19/26	183,845	181,561	(d)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	7/31/24	67,860	67,230	(d)(k)(l)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	1/15/27	143,188	141,684	(d)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.854%	12/23/24	165,779	164,545	(d)(k)(l)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.604%	7/21/25	148,875	149,552	(d)(k)(l)

See Notes to Financial Statements.

40	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.104%	11/30/23	118,073	$117,885	(d)(k)(l)
Golden Nugget Inc., First Lien Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	22,699	22,553	(d)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.842%	6/22/26	188,276	186,947	(d)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.604%	5/29/26	76,967	76,745	(d)(k)(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.854%	8/14/24	330,652	328,688	(d)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	149,584	148,078	(d)(k)(l)
Total Hotels, Restaurants & Leisure				1,585,468
Specialty Retail — 0.2%
Academy Ltd., Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/6/27	97,500	98,130	(d)(k)(l)
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	59,700	60,132	(d)(k)(l)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	109,500	109,649	(d)(k)(l)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	90,000	90,487	(d)(k)(l)
Petco Health and Wellness Co. Inc., First
Lien Initial Term Loan (the greater of 3 mo.
USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	119,700	119,647	(d)(k)(l)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.832%	7/31/26	9,241	9,212	(d)(k)(l)
Total Specialty Retail				487,257
Total Consumer Discretionary				2,512,849
Consumer Staples — 0.2%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	170,000	170,091	(d)(k)(l)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.354%	1/29/27	89,100	$87,891	(d)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	9/13/26	9,499	9,373	(d)(k)(l)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	6/27/23	53,554	53,128	(d)(k)(l)
Total Food & Staples Retailing				150,392
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	49,875	49,854	(d)(k)(l)
Total Consumer Staples				370,337
Financials — 0.7%
Capital Markets — 0.1%
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.647%	2/1/27	47,362	46,803	(d)(k)(l)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.104%	7/3/24	127,325	126,230	(d)(k)(l)
Zebra Buyer LLC, Term Loan	—	4/22/28	110,000	110,493	(m)
Total Capital Markets				283,526
Diversified Financial Services — 0.4%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	2/2/28	159,150	157,718	(d)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	178,200	179,254	(d)(k)(l)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/17/28	89,775	89,569	(d)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	1/26/28	68,187	68,008	(d)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.854%	11/16/26	126,416	125,725	(d)(k)(l)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	177,676	177,658	(d)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.093%	3/1/26	50,232	50,101	(d)(k)(l)
Total Diversified Financial Services				848,033

See Notes to Financial Statements.

42	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.2%
AmWINS Group Inc., Term Loan	3.000%	2/19/28	99,500	$98,997	(d)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/24	117,132	116,071	(d)(k)(l)
Asurion LLC, New Term Loan B8 (3 mo. USD LIBOR + 3.250%)	3.343%	12/23/26	160,974	159,326	(d)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.354%	7/31/27	69,825	69,112	(d)(k)(l)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/23	26,700	26,590	(d)(k)(l)
Total Insurance				470,096
Total Financials				1,601,655
Health Care — 1.3%
Health Care Providers & Services — 0.5%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.854%	8/6/26	108,350	108,485	(d)(k)(l)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.854%	2/18/27	59,337	58,904	(d)(k)(l)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.088%	11/15/27	276,596	274,160	(d)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.854%	11/17/25	198,785	198,638	(d)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.341%	3/5/26	88,305	87,809	(d)(k)(l)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.573%	3/5/26	140,000	139,213	(d)(k)(l)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	290,000	289,456	(d)(k)(l)
Total Health Care Providers & Services				1,156,665
Health Care Technology — 0.2%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.410%	2/11/26	304,579	306,292	(d)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	248,304	248,322	(d)(k)(l)
Total Health Care Technology				554,614
Life Sciences Tools & Services — 0.3%
ICON Luxembourg Sarl, Term Loan B	—	7/1/28	168,114	168,640	(m)
ICON Luxembourg Sarl, Term Loan B1	—	7/1/28	41,886	42,017	(m)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Life Sciences Tools & Services — continued
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	9/27/24	110,000	$109,484	(d)(k)(l)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	279,300	279,317	(d)(k)(l)
Total Life Sciences Tools & Services				599,458
Pharmaceuticals — 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	11/27/25	20,000	19,875	(d)(k)(l)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	6/2/25	152,272	151,844	(d)(k)(l)
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	20,216	19,729	(d)(k)(l)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	239,049	240,020	(d)(k)(l)
Horizon Therapeutics USA Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	139,650	139,126	(d)(k)(l)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	230,000	231,130	(d)(k)(l)
Total Pharmaceuticals				801,724
Total Health Care				3,112,461
Industrials — 0.6%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	59,700	59,778	(d)(k)(l)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.354%	12/9/25	9,950	9,814	(d)(k)(l)
Total Aerospace & Defense				69,592
Air Freight & Logistics — 0.1%
XPO Logistics Inc., Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	1.881%	2/24/25	110,000	109,631	(d)(k)(l)
Airlines — 0.1%
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	159,600	161,880	(d)(k)(l)
Building Products — 0.0%††
Quikrete Holdings Inc., Term Loan B1	—	6/11/28	90,000	89,404	(m)

See Notes to Financial Statements.

44	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	254,147	$255,216	(d)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	10/1/26	171,672	171,586	(d)(k)(l)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.350%	10/30/26	48,094	48,374	(d)(k)(l)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.104%	8/27/25	149,694	150,317	(d)(k)(l)
Total Commercial Services & Supplies				625,493
Construction & Engineering — 0.0%††
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.854%	4/13/28	30,000	30,015	(d)(k)(l)
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	48,822	48,417	(d)(k)(l)
Road & Rail — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.147%	12/30/26	277,171	275,699	(d)(k)(l)
Trading Companies & Distributors — 0.0%††
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	58,200	58,030	(d)(k)(l)
Total Industrials				1,468,161
Information Technology — 0.5%
IT Services — 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	4/28/28	90,000	89,930	(d)(k)(l)
Software — 0.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	10/16/26	277,395	278,089	(d)(k)(l)
Magenta Buyer LLC, First Lien Term Loan	—	5/3/28	290,000	290,310	(m)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	239,400	240,541	(d)(k)(l)
RealPage Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	210,000	209,659	(d)(k)(l)
Total Software				1,018,599

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	100,307	$100,407	(d)(k)(l)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.843%	4/29/23	19,096	19,118	(d)(k)(l)
Total Technology Hardware, Storage & Peripherals				119,525
Total Information Technology				1,228,054
Materials — 0.3%
Chemicals — 0.1%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	100,000	99,906	(d)(k)(l)
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	1.827%	7/1/26	139,402	138,531	(d)(k)(l)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	2/4/27	251,044	249,377	(d)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	2/6/23	60,000	59,954	(d)(k)(l)
Total Containers & Packaging				447,862
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	9/7/27	79,475	79,331	(d)(k)(l)
Total Materials				627,099
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.841%	12/20/24	220,000	218,418	(d)(k)(l)
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	334,254	332,076	(d)(k)(l)
Total Real Estate				550,494
Total Senior Loans (Cost — $13,956,073)				13,945,802

See Notes to Financial Statements.

46	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 3.2%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.200%)	1.273%	6/15/36	340,000	$340,722	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	397,000	408,678	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000	290,254	(a)
First Franklin Mortgage Loan Trust, 2006- FF15 A2 (1 mo. USD LIBOR + 0.120%)	0.212%	11/25/36	183,558	175,701	(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	322,990
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	230,000	231,558	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	320,000	320,000	(a)
InStar Leasing III LLC, 2021-1A A	2.300%	2/15/54	108,051	108,759	(a)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M4(1mo. USD LIBOR + 0.930%)	1.022%	12/25/35	110,000	110,199	(d)
Legacy Mortgage Asset Trust, 2019-GS3 A1, Step bond	3.750%	4/25/59	226,167	228,275	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	0.973%	1/15/43	283,402	284,519	(a)(d)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.442%	6/25/65	350,293	358,842	(a)(d)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	217,762	221,203	(a)
SBA Small Business Investment Cos., 2018- 10B 1	3.548%	9/10/28	131,083	141,899
SBA Small Business Investment Cos., 2019- 10A 1	3.113%	3/10/29	247,762	265,488
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.409%	6/15/39	418,687	407,097	(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.789%	12/17/68	120,000	120,530	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	461,591	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	169,794	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	450,000	449,689	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	$192,958	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	145,629	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.812%	7/25/35	239,117	237,557	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.210%)	0.302%	2/25/37	400,978	384,828	(d)
Towd Point Mortgage Trust, 2016-3 B1	4.094%	4/25/56	110,000	117,883	(a)(d)
Towd Point Mortgage Trust, 2017-4 B2	3.472%	6/25/57	250,000	265,180	(a)(d)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	211,386	(a)(d)
TRP—TRIP Rail Master Funding LLC, 2021-2 A	2.150%	6/19/51	310,000	311,466	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	83,871	90,353
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	110,000	111,443	(a)
Total Asset-Backed Securities (Cost — $8,384,061)				7,486,471

			Face Amount†
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	852,537	1,272,406
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	481,261	665,108
Total U.S. Treasury Inflation Protected Securities (Cost — $1,756,745)				1,937,514

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Put @ $ 123.00	8/27/21	19	19,000	5,938
U.S. Treasury 10-Year Notes Futures, Call @ $132.00	7/23/21	10	10,000	8,281
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	7/23/21	15	15,000	10,078
U.S. Treasury 10-Year Notes Futures, Put @ $132.00	7/23/21	20	20,000	6,562
U.S. Treasury 10-Year Notes Futures, Put @ $132.25	7/23/21	8	8,000	3,375

See Notes to Financial Statements.

48	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $132.00		8/27/21	12	12,000	$8,063
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00		7/23/21	10	10,000	17,344
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00		7/23/21	8	8,000	9,625
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		8/27/21	8	8,000	12,875
Total Exchange-Traded Purchased Options (Cost — $75,112)					82,141

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Put @ $1.19	BNP Paribas SA	7/6/21	2,220,265	2,220,265	4,581
U.S. Dollar/Euro, Put @ $1.21	Goldman Sachs Group Inc.	7/20/21	1,130,000	1,130,000	635
U.S. Dollar/Euro, Put @ $1.23	BNP Paribas SA	8/11/21	2,330,000	2,330,000	500
U.S. Dollar/Euro, Put @ $1.22	Goldman Sachs Group Inc.	8/19/21	3,010,000	3,010,000	1,998
U.S. Dollar/Japanese Yen, Put @ 107.45JPY	Citibank N.A.	7/8/21	2,230,000	2,230,000	13
U.S. Dollar/Norwegian Krone, Put @ 8.13NOK	Goldman Sachs Group Inc.	8/5/21	800,000	800,000	328
U.S. Dollar/Norwegian Krone, Put @ 8.14NOK	Citibank N.A.	8/9/21	760,000	760,000	429
U.S. Dollar/Norwegian Krone, Put @ 8.21NOK	Citibank N.A.	8/13/21	760,000	760,000	839
Total OTC Purchased Options (Cost — $129,474)					9,323
Total Purchased Options (Cost — $204,586)					91,464

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Security	Shares	Value
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd. (Cost — $883,931)	108,106,087	$0	*(e)(f)(n)
Total Investments — 99.7% (Cost — $230,404,639)		233,431,665
Other Assets in Excess of Liabilities — 0.3%		728,097
Total Net Assets — 100.0%		$234,159,762

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1)

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2021, the Portfolio held TBA securities with a total cost of $5,439,782.

(h)	The coupon payment on this security is currently in default as of June 30, 2021.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)	Value is less than $1.

See Notes to Financial Statements.

50	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

NOK	— Norwegian Krone

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Put	8/27/21	$122.00	38	$38,000	$(3,563)
U.S. Treasury 5-Year Notes Futures, Put	8/27/21	122.50	23	23,000	(4,133)
U.S. Treasury 5-Year Notes Futures, Put	8/27/21	122.75	30	30,000	(7,031)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.50	26	26,000	(13,812)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	133.00	47	47,000	(14,687)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	133.50	20	20,000	(3,438)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	133.50	11	11,000	(4,984)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	134.00	54	54,000	(16,875)
U.S. Treasury 10-Year Notes Futures, Put	7/23/21	130.50	18	18,000	(1,125)
U.S. Treasury 10-Year Notes Futures, Put	7/23/21	131.50	12	12,000	(2,250)
U.S. Treasury 10-Year Notes Futures, Put	8/27/21	130.50	24	24,000	(6,000)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	159.00	8	8,000	(19,000)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	162.00	10	10,000	(8,125)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	162.50	8	8,000	(5,250)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	$164.00	26	$26,000	$(8,938)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	165.00	16	16,000	(12,000)
U.S. Treasury Long-Term Bonds Futures, Put	7/23/21	158.00	9	9,000	(3,375)
Total Exchange-Traded Written Options (Premiums received — $128,616)					$(134,586)

At June 30, 2021, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	10	9/23	$2,477,084	$2,475,000	$(2,084)
90-Day Eurodollar	265	12/23	65,530,819	65,504,688	(26,131)
Australian 10-Year Bonds	26	9/21	2,746,223	2,753,002	6,779
Euro	2	9/21	305,586	296,625	(8,961)
Euro-OAT	15	9/21	2,796,731	2,828,725	31,994
Mexican Peso	3	9/21	75,485	74,550	(935)
U.S. Treasury 2-Year Notes	43	9/21	9,488,254	9,473,773	(14,481)
U.S. Treasury 5-Year Notes	409	9/21	50,573,913	50,482,743	(91,170)
U.S. Treasury Long-Term Bonds	10	9/21	1,565,012	1,607,500	42,488
U.S. Treasury Ultra Long- Term Bonds	87	9/21	16,017,623	16,763,812	746,189
					683,688
Contracts to Sell:
90-Day Eurodollar	226	12/21	56,317,545	56,384,175	(66,630)
Euro-Bund	56	9/21	11,360,176	11,461,649	(101,473)
Euro-Buxl	7	9/21	1,644,341	1,686,943	(42,602)
Japanese 10-Year Bonds	4	9/21	5,451,882	5,461,632	(9,750)
U.S. Treasury 10-Year Notes	33	9/21	4,364,459	4,372,500	(8,041)
U.S. Treasury Ultra 10-Year Notes	34	9/21	4,894,692	5,004,907	(110,215)
					(338,711)
Net unrealized appreciation on open futures contracts					$344,977

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

See Notes to Financial Statements.

52	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

At June 30, 2021, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,825	IDR	2,916,386,586	Bank of America N.A.	7/19/21	$(6)
USD	47,704	EUR	40,000	BNP Paribas SA	7/19/21	256
USD	2,456,777	EUR	2,060,000	BNP Paribas SA	7/19/21	13,164
USD	2,727,979	EUR	2,284,058	BNP Paribas SA	7/19/21	18,584
AUD	3,452,361	USD	2,642,561	Citibank N.A.	7/19/21	(53,204)
CAD	30,000	USD	23,953	Citibank N.A.	7/19/21	248
CAD	2,773,028	USD	2,214,065	Citibank N.A.	7/19/21	22,942
CAD	6,690,000	USD	5,344,902	Citibank N.A.	7/19/21	51,936
CNY	4,844,290	USD	748,500	Citibank N.A.	7/19/21	266
CNY	9,140,000	USD	1,412,128	Citibank N.A.	7/19/21	611
EUR	230,000	USD	280,271	Citibank N.A.	7/19/21	(7,441)
EUR	523,528	USD	630,926	Citibank N.A.	7/19/21	(9,907)
INR	27,646,086	USD	371,712	Citibank N.A.	7/19/21	(499)
RUB	89,670,000	USD	1,146,983	Citibank N.A.	7/19/21	75,904
USD	72,777	BRL	407,637	Citibank N.A.	7/19/21	(9,013)
USD	2,120,631	CNY	13,984,290	Citibank N.A.	7/19/21	(40,874)
USD	109,918	EUR	90,000	Citibank N.A.	7/19/21	3,158
USD	2,593,045	EUR	2,180,000	Citibank N.A.	7/19/21	7,085
USD	126,948	MXN	2,590,000	Citibank N.A.	7/19/21	(2,677)
USD	185,655	MXN	3,773,319	Citibank N.A.	7/19/21	(3,193)
USD	241,737	MXN	4,930,000	Citibank N.A.	7/19/21	(5,003)
USD	128,114	RUB	9,260,000	Citibank N.A.	7/19/21	1,829
ZAR	5,615,137	USD	381,437	Citibank N.A.	7/19/21	10,855
GBP	1,824,673	USD	2,507,274	Goldman Sachs Group Inc.	7/19/21	16,942
RUB	30,150,000	USD	384,861	Goldman Sachs Group Inc.	7/19/21	26,314
RUB	45,293,802	USD	577,809	Goldman Sachs Group Inc.	7/19/21	39,892
USD	841,625	BRL	4,320,400	Goldman Sachs Group Inc.	7/19/21	(25,233)
USD	199,757	RUB	14,430,000	Goldman Sachs Group Inc.	7/19/21	2,966
IDR	25,051,825,883	USD	1,706,412	JPMorgan Chase & Co.	7/19/21	18,737
USD	1,650,872	CNH	10,883,867	JPMorgan Chase & Co.	7/19/21	(29,515)
USD	167,594	IDR	2,431,788,930	JPMorgan Chase & Co.	7/19/21	133
USD	824,216	IDR	11,802,767,886	JPMorgan Chase & Co.	7/19/21	11,440
JPY	274,498,821	USD	2,497,896	Morgan Stanley & Co. Inc.	7/19/21	(26,669)
USD	1,157,955	GBP	821,443	Morgan Stanley & Co. Inc.	7/19/21	21,587
USD	743,103	CNY	4,844,290	Citibank N.A.	10/19/21	(719)
USD	1,402,120	CNY	9,140,000	Citibank N.A.	10/19/21	(1,293)
Total						$129,603

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2021, the Portfolio had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$700
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$1,221	(374)
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024	%**	1,525	(618)
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	952
Total							$2,746	$660

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid ( Received)	Unrealized Appreciation (Depreciation)
7,197,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(17)	$1,437
20,340,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(33,291)
12,125,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(56,439)
2,771,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(8,604)	111,167

See Notes to Financial Statements.

54	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2,845,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	$7,171	$57,692
6,743,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	8,728	(41,960)
9,554,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	15,604	(135,945)
28,260,000 MXN	7/18/29	28-Day MXN TIIE — Banxico every 28 days	7.450% every 28 days	9,714	42,577
47,980,000 MXN	7/20/29	28-Day MXN TIIE—Banxico every 28 days	7.440% every 28 days	20,012	67,229
2,140,000	7/20/45	0.560% annually	Daily SOFR annually	15,715	397,730
820,000	8/19/45	0.740% annually	Daily SOFR annually	—	124,733
521,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	23,858	80,720
1,853,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	22,456	286,881
546,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	3,215	13,765
1,431,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	11,292	(80,640)
540,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	2,974	63,915
181,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	208	21,238
620,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(34,310)
700,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	11,875	133,470
996,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	5,037	133,508
100,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	1,040	(7,199)
302,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(38)	(19,736)
Total				$150,240	$1,126,542

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.36 Index	$4,670,000	6/20/26	5.000% quarterly	$478,170	$377,048	$101,122
Markit CDX.NA.IG.36 Index	29,504,000	6/20/26	1.000% quarterly	749,254	617,608	131,646
Total	$34,174,000			$1,227,424	$994,656	$232,768

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	—	Brazilian Real

BRL-CDI	—	Brazil Cetip InterBank Deposit Rate

LIBOR	—	London Interbank Offered Rate

MXN	—	Mexican Peso

SOFR	—	Secured Overnight Financing Rate

TIIE	—	Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

56	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments, at value (Cost — $230,404,639)	$233,431,665
Foreign currency, at value (Cost — $1,640,773)	1,643,164
Cash	948,806
Receivable for securities sold	2,881,432
Deposits with brokers for centrally cleared swap contracts	1,674,105
Interest receivable	1,368,845
Deposits with brokers for open futures contracts and exchange-traded options	1,160,429
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $486,723)	496,461
Unrealized appreciation on forward foreign currency contracts	344,849
Receivable for Portfolio shares sold	315,249
Receivable from broker — net variation margin on open futures contracts	75,149
Receivable for premiums on written options	5,111
OTC swaps, at value (premiums paid — $2,746)	3,406
Prepaid expenses	871
Total Assets	244,349,542

Liabilities:
Payable for securities purchased	9,443,635
Unrealized depreciation on forward foreign currency contracts	215,246
Written options, at value (premiums received — $128,616)	134,586
Payable to broker — net variation margin on centrally cleared swap contracts	110,388
Investment management fee payable	90,272
Payable for Portfolio shares repurchased	58,105
Deposits from brokers for OTC derivatives	30,000
Service and/or distribution fees payable	27,872
Trustees’ fees payable	408
Accrued expenses	79,268
Total Liabilities	10,189,780
Total Net Assets	$234,159,762

Net Assets:
Par value (Note 7)	$383
Paid-in capital in excess of par value	233,716,409
Total distributable earnings (loss)	442,970
Total Net Assets	$234,159,762

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	57

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2021

Net Assets:
Class I	$95,051,150
Class II	$139,108,612

Shares Outstanding:
Class I	15,538,211
Class II	22,743,490

Net Asset Value:
Class I	$6.12
Class II	$6.12

See Notes to Financial Statements.

58	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$3,094,913
Interest from affiliated investments	175
Dividends	3
Less: Foreign taxes withheld	(22,723)
Total Investment Income	3,072,368

Expenses:
Investment management fee (Note 2)	503,762
Service and/or distribution fees (Notes 2 and 5)	162,985
Fund accounting fees	36,898
Audit and tax fees	29,565
Shareholder reports	15,953
Custody fees	8,208
Legal fees	5,394
Trustees’ fees	2,056
Insurance	1,768
Commitment fees (Note 9)	906
Transfer agent fees (Note 5)	896
Interest expense	176
Miscellaneous expenses	2,044
Total Expenses	770,611
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,868)
Net Expenses	766,743
Net Investment Income	2,305,625

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(152,419)
Futures contracts	(1,364,687)
Written options	513,359
Swap contracts	700,270
Forward foreign currency contracts	184,091
Foreign currency transactions	67,368
Net Realized Loss	(52,018)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(6,230,514)
Futures contracts	697,383
Written options	(55,194)
Swap contracts	(694,995)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	59

Statement of operations (unaudited) (cont’d)

For the Six Months Ended June 30, 2021

Forward foreign currency contracts	(35,048)
Foreign currencies	(47,052)
Change in Net Unrealized Appreciation (Depreciation)	(6,365,420)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(6,417,438)
Decrease in Net Assets From Operations	$(4,111,813)

See Notes to Financial Statements.

60	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$2,305,625	$5,158,737
Net realized gain (loss)	(52,018)	5,973,541
Change in net unrealized appreciation (depreciation)	(6,365,420)	5,774,761
Increase (Decrease) in Net Assets From Operations	(4,111,813)	16,907,039

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(3,839,859)
Return of capital	—	(310,177)
Decrease in Net Assets From Distributions to Shareholders	—	(4,150,036)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	33,298,566	65,045,245
Reinvestment of distributions	—	4,150,036
Cost of shares repurchased	(18,217,870)	(52,157,481)
Increase in Net Assets From Portfolio Share Transactions	15,080,696	17,037,800
Increase in Net Assets	10,968,883	29,794,803

Net Assets:
Beginning of period	223,190,879	193,396,076
End of period	$234,159,762	$223,190,879

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	61

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.23	$5.82	$5.43	$5.77	$5.70	$5.58

Income (loss) from operations:
Net investment income	0.07	0.16	0.20	0.19	0.17	0.15
Net realized and unrealized gain (loss)	(0.18)	0.38	0.46	(0.32)	0.16	0.10
Total income (loss) from operations	(0.11)	0.54	0.66	(0.13)	0.33	0.25

Less distributions from:
Net investment income	—	(0.12)	(0.27)	(0.21)	(0.26)	(0.13)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.13)	(0.27)	(0.21)	(0.26)	(0.13)

Net asset value, end of period	$6.12	$6.23	$5.82	$5.43	$5.77	$5.70
Total return[3]	(1.77)%	9.31%	12.17%	(2.23)%	5.75%	4.55%

Net assets, end of period (000s)	$95,051	$92,357	$72,787	$66,580	$70,884	$71,159

Ratios to average net assets:
Gross expenses	0.54%[4]	0.59%	0.56%	0.57%	0.57%	0.50%
Net expenses[5]	0.54 [4,6]	0.54 [6]	0.54 [6]	0.54 [6]	0.54 [6]	0.50
Net investment income	2.20 [4]	2.73	3.43	3.47	2.89	2.63

Portfolio turnover rate[7]	34%	80%	133%	101%	151%	108%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 49% for the six months ended June 30, 2021 and 113%, 198%, 226%, 346% and 280% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

62	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$6.23	$5.83	$5.43	$5.78	$5.69	$5.57

Income (loss) from operations:
Net investment income	0.06	0.15	0.19	0.18	0.15	0.14
Net realized and unrealized gain (loss)	(0.17)	0.37	0.46	(0.33)	0.17	0.10
Total income (loss) from operations	(0.11)	0.52	0.65	(0.15)	0.32	0.24

Less distributions from:
Net investment income	—	(0.11)	(0.25)	(0.20)	(0.23)	(0.12)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.12)	(0.25)	(0.20)	(0.23)	(0.12)

Net asset value, end of period	$6.12	$6.23	$5.83	$5.43	$5.78	$5.69
Total return[3]	(1.77)%	9.05%	11.82%	(2.64)%	5.69%	4.17%

Net assets, end of period (millions)	$139	$131	$121	$147	$139	$563

Ratios to average net assets:
Gross expenses	0.79%[4]	0.83%	0.80%	0.82%	0.78%	0.76%
Net expenses[5]	0.79 [4,6]	0.79 [6]	0.79 [6]	0.79 [6]	0.75 [6]	0.76
Net investment income	1.96 [4]	2.50	3.21	3.23	2.53	2.36

Portfolio turnover rate[7]	34%	80%	133%	101%	151%	108%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 49% for the six months ended June 30, 2021 and 113%, 198%, 226%, 346% and 280% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	63

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

64	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$24,754,545	$108,528		$24,863,073
Other Corporate Bonds & Notes	—	54,690,462	—		54,690,462
U.S. Government & Agency Obligations	—	48,139,605	—		48,139,605
Mortgage-Backed Securities	—	37,146,736	—		37,146,736
Sovereign Bonds	—	25,490,953	—		25,490,953
Collateralized Mortgage Obligations	—	19,639,585	—		19,639,585
Senior Loans	—	13,945,802	—		13,945,802
Asset-Backed Securities	—	7,486,471	—		7,486,471
U.S. Treasury Inflation Protected Securities	—	1,937,514	—		1,937,514
Purchased Options:
Exchange-Traded Purchased Options	$82,141	—	—		82,141
OTC Purchased Options	—	9,323	—		9,323
Common Stocks	—	—	0	*	0	*
Total Investments	$82,141	$233,240,996	$108,528		$233,431,665

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ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$827,450	—	—	$827,450
Forward Foreign Currency Contracts††	—	$344,849	—	344,849
OTC Interest Rate Swaps	—	3,406	—	3,406
Centrally Cleared Interest Rate Swaps††	—	1,536,062	—	1,536,062
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	232,768	—	232,768
Total Other Financial Instruments	$827,450	$2,117,085	—	$2,944,535
Total	$909,591	$235,358,081	$108,528	$236,376,200

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$134,586	—	—	$134,586
Futures Contracts††	482,473	—	—	482,473
Forward Foreign Currency Contracts††	—	$215,246	—	215,246
Centrally Cleared Interest Rate Swaps††	—	409,520	—	409,520
Total	$617,059	$624,766	—	$1,241,825

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the

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Notes to financial statements (unaudited) (cont’d)

Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the

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contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

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Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was $34,174,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the

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Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Notes to financial statements (unaudited) (cont’d)

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

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(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2021, the Portfolio had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

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Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages,

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Notes to financial statements (unaudited) (cont’d)

collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

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Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $215,246. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

As of June 30, 2021, the Portfolio held cash collateral from Citibank N.A. in the amount of $30,000 and non-cash collateral from BNP Paribas SA in the amount of $62,921. These amounts could be used to reduce the Portfolio’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

78	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $3,868, which included an affiliated money market fund waiver of $933.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2021, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class II
Expires December 31, 2023	$1,392	$1,543
Total fee waivers/expense reimbursements subject to recapture	$1,392	$1,543

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Portfolio’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$22,487,355	$109,410,838
Sales	15,215,263	95,921,553

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$230,404,639	$9,511,057	$(6,484,031)	$3,027,026
Written options	(128,616)	18,573	(24,543)	(5,970)
Futures contracts	—	827,450	(482,473)	344,977
Forward foreign currency contracts	—	344,849	(215,246)	129,603
Swap contracts	1,147,642	1,770,482	(410,512)	1,359,970

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4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

	ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$82,141	$9,323	—	$91,464
Futures contracts[3]	827,450	—	—	827,450
Forward foreign currency contracts	—	344,849	—	344,849
OTC swap contracts[4]	3,406	—	—	3,406
Centrally cleared swap contracts[5]	1,536,062	—	$232,768	1,768,830
Total	$2,449,059	$354,172	$232,768	$3,035,999

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Exchange Risk Foreign	Total
Written options	$134,586	—	$134,586
Futures contracts[3]	472,577	$9,896	482,473
Forward foreign currency contracts	—	215,246	215,246
Centrally cleared swap contracts[5]	409,520	—	409,520
Total	$1,016,683	$225,142	$1,241,825

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(454,105)	$(39,217)	—	$(493,322)
Futures contracts	(1,363,883)	(804)	—	(1,364,687)
Written options	495,746	17,613	—	513,359
Swap contracts	(136,575)	—	$836,845	700,270
Forward foreign currency contracts	—	184,091	—	184,091
Total	$(1,458,817)	$161,683	$836,845	$(460,289)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$6,261	$(112,707)	—	$(106,446)
Futures contracts	708,974	(11,591)	—	697,383
Written options	(55,194)	—	—	(55,194)
Swap contracts	(256,650)	—	$(438,345)	(694,995)
Forward foreign currency contracts	—	(35,048)	—	(35,048)
Total	$403,391	$(159,346)	$(438,345)	$(194,300)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2021, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$96,846
Written options	118,118
Futures contracts (to buy)	132,773,993
Futures contracts (to sell)	107,888,576
Forward foreign currency contracts (to buy)	20,601,709
Forward foreign currency contracts (to sell)	14,608,937

82	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$60,282,799
Credit default swap contracts (sell protection)	35,424,571

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)2,[3]	Net Amount[4,5]
Bank of America N.A.	—	$(6)	$(6)	—	$(6)
BNP Paribas SA	$37,085	—	37,085	$(37,085)	—
Citibank N.A.	178,569	(133,823)	44,746	(30,000)	14,746
Goldman Sachs Group Inc.	89,075	(25,233)	63,842	—	63,842
JPMorgan Chase & Co.	31,262	(29,515)	1,747	—	1,747
Morgan Stanley & Co. Inc.	21,587	(26,669)	(5,082)	—	(5,082)
Total	$357,578	$(215,246)	$142,332	$(67,085)	$75,247
[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.\

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$591
Class II	$162,985	305
Total	$162,985	$896

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

WaiversExpense Reimbursements
Class I	$1,780
Class II	2,088
Total	$3,868

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class I	—	$1,775,911
Class II	—	2,063,948
Total	—	$3,839,859

Return of Capital:
Class I	—	$45,294
Class II	—	264,883
Total	—	$310,177

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,997,791	$12,210,098	5,850,494	$35,864,751
Shares issued on reinvestment	—	—	295,398	1,821,205
Shares repurchased	(1,292,153)	(7,827,886)	(3,818,911)	(23,177,365)
Net increase	705,638	$4,382,212	2,326,981	$14,508,591

Class II
Shares sold	3,468,011	$21,088,468	4,836,894	$29,180,494
Shares issued on reinvestment	—	—	378,045	2,328,831
Shares repurchased	(1,713,906)	(10,389,984)	(4,926,573)	(28,980,116)
Net increase	1,754,105	$10,698,484	288,366	$2,529,209

84	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,596,920	$46,690,375	46,690,375	$53,287,295	53,287,295

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$175	—	—

9. Redemption facility

Effective February 5, 2021, the Portfolio’s redemption facility (the “Redemption Facility”) was terminated and the Portfolio and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Portfolio had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	85

Notes to financial statements (unaudited) (cont’d)

maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

10. Deferred capital losses

As of December 31, 2020, the Portfolio had deferred capital losses of $4,323,914, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains

86	Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report

uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Western Asset Core Plus VIT Portfolio 2021 Semi-Annual Report	87

Western Asset

Core Plus VIT Portfolio

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

† Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04231 8/21 SR21-4212

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021